Reporting entity (Details) - Dec. 31, 2024 ₩ in Millions	KRW (₩)	USD ($)
Disclosure Of Reporting Entity [Line Items]
Credit contribution | $		$ 6,903,822
Top of range [member]
Disclosure Of Reporting Entity [Line Items]
Total capital stock | ₩	₩ 1,461,721